Property, Plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,232
Ending balance	1,842	$ 1,232
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,810	1,488
Additions	839	285
Acquisitions	8
Disposals	(23)	(24)
Exchange	(67)	61
Ending balance	2,567	1,810
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(578)	(412)
Additions	(192)	(166)
Disposals	20	22
Exchange	25	(22)
Ending balance	(725)	(578)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	274
Ending balance	291	274
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	386	331
Additions	74	41
Acquisitions	1
Disposals	(7)	(2)
Exchange	(15)	16
Ending balance	439	386
Land and buildings | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(112)	(69)
Additions	(47)	(39)
Disposals	5
Exchange	6	(4)
Ending balance	(148)	(112)
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	888
Ending balance	1,478	888
Plant, machinery and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,298	1,048
Additions	744	231
Acquisitions	7
Disposals	(11)	(21)
Exchange	(48)	40
Ending balance	1,990	1,298
Plant, machinery and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(410)	(306)
Additions	(129)	(110)
Disposals	11	21
Exchange	16	(15)
Ending balance	(512)	(410)
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70
Ending balance	73	70
Dunnage and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	126	109
Additions	21	13
Disposals	(5)	(1)
Exchange	(4)	5
Ending balance	138	126
Dunnage and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(56)	(37)
Additions	(16)	(17)
Disposals	4	1
Exchange	3	(3)
Ending balance	$ (65)	$ (56)